Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 12 — FAIR VALUE MEASUREMENTS

The following tables summarize the fair value of assets and liabilities that are recorded in the Company’s condensed consolidated balance sheets as of September 30, 2023 and December 31, 2022 at fair value on a recurring basis.

	September 30, 2023
	Frequency of Measurement	Total	Level 1	Level 2	Level 3
Liabilities
Earn-out liabilities	Recurring	$19,218	$—	$—	$19,218
Warrant liabilities – Series A	Recurring	12,189	—	—	12,189
Warrant liabilities – Series B	Recurring	4,282	—	—	4,282
Warrant liabilities		16,471	—	—	16,471
Total liabilities measured at fair value		$35,689	$—	$—	$35,689
	December 31, 2022
	Frequency of Measurement	Total	Level 1	Level 2	Level 3
Liabilities
SAFE Agreement liabilities	Recurring	$18,314	$—	$—	$18,314
Total liabilities measured at fair value		$18,314	$—	$—	$18,314

The following table provides a roll-forward of the Company’s Level 3 liabilities (in thousands):

	Earn-out liabilities	Warrant liabilities – Series A	Warrant liabilities – Series B	Total Warrant liabilities	SAFE Agreement liabilities
Balance, December 31, 2022	$—	$—	$—	$—	$18,314
Additions	99,659	17,459	9,271	26,730	—
Change in fair value	(61,066)	(5,271)	(4,988)	(10,259)	2,353
Converted to equity	(19,375)	—	—	—	(20,667)
Balance, September 30, 2023	$19,218	12,188	4,282	16,471	$—

Earn-out Liabilities

The fair value of the earn-out liabilities as of September 30, 2023 was estimated using a Monte Carlo simulation approach that modeled the triggering events including the simulated stock price of the Company over the maturity dates. The significant assumptions utilized in estimating the fair value of the earn-out liabilities include: (i) Intuitive Machines stock price of $3.65; (ii) a dividend yield of 0.0%; (iii) a risk-free rate of 4.56%; and (iv) expected volatility of 85%.

In conjunction with the closing of the Business Combination on February 13, 2023, the fair value of the earn-out liabilities was estimated at $99.7 million. The significant assumptions utilized in estimating the fair value of the earn-out liabilities include: (i) Intuitive Machines stock price of $10.42; (ii) a dividend yield of 0.0%; (iii) a risk-free rate of 3.93%; and (iv) expected volatility of 100%. The probability of the Company being awarded the OMES III contract was assumed at 60%.

Warrant Liabilities

The fair value of the Series A Warrant and the Series B Warrant liabilities as of September 30, 2023 was estimated using a Black-Scholes-Merton model. The significant assumptions utilized in estimating the fair value of the Series A Warrant liabilities include: (i) a per share price of the Class A Common Stock of $3.65; (ii) a dividend yield of 0.0%; (iii) a risk-free rate of 4.60%; and (iv) expected volatility of 91%. The significant assumptions utilized in estimating the fair value of the Series B Warrant liabilities include: (i) a per share price of the Class A Common Stock of $3.65; (ii) a dividend yield of 0.0%; (iii) a risk-free rate of 5.27%; and (iv) expected volatility of 67%.

In connection with the closing of the Private Placement on September 5, 2023 as described further in Note 9, the fair values of the Series A Warrant and the Series B Warrant liabilities were estimated at $17.5 million and $9.3 million, respectively. The significant assumptions utilized in estimating the fair value of the Series A Warrant liabilities include: (i) a per share price of the Class A Common Stock of $4.96; (ii) a dividend yield of 0.0%; (iii) a risk-free rate of 4.37%; and (iv) expected volatility of 90%. The significant assumptions utilized in estimating the fair value of the Series B Warrant liabilities include: (i) a per share price of the Class A Common Stock of $4.96; (ii) a dividend yield of 0.0%; (iii) a risk-free rate of 5.18%; and (iv) expected volatility of 76%.

SAFE Agreements

Prior to the Business Combination described in Notes 1 and 3, the fair value of the SAFE Agreements under the equity financing scenario were estimated using a Monte Carlo simulation approach. The fair value of the SAFE Agreements under the liquidity event and dissolution event scenarios were estimated based on the present value of the purchase amount.

The unobservable inputs used in the fair value measurement of the Company’s SAFE Agreements are the probabilities of future scenarios, volatility, discount rate and risk-free rate.

As of December 31, 2022, the probability of an equity financing was 45.0%, the probability of a liquidity event was 50.0% and the probability of a dissolution event was 5.0% As of December 31, 2022, the volatility utilized in the Monte Carlo simulation is 65.0%. The value under the liquidity event and dissolution event scenarios is based on the present value of the purchase amount. The present value factors are estimated based on a 18.7% discount rate based on venture capital rates of return for December 31, 2022. The periods in which the scenarios are expected to occur for the equity financing, liquidity event, and dissolution events are 0.5 year, 1 year, and 2 years, respectively as of December 31, 2022.

In conjunction with the closing of the Business Combination on February 13, 2023, the fair value of the SAFE Agreements was estimated at $20.7 million. The fair value was estimated using the 2,066,667 shares of Class A Common Stock issued to the SAFE investors at the Closing Date using the issuance price of $10.00 per share.

NOTE 11 — FAIR VALUE MEASUREMENTS

The following tables summarize the fair value of assets and liabilities that are recorded in the Company’s consolidated balance sheets as of December 31, 2022 and 2021 at fair value on a recurring basis.

	December 31, 2022
	Frequency of Measurement	Total	Level 1	Level 2	Level 3
Liabilities
SAFE Agreement liabilities	Recurring	$18,314	$—	$—	$18,314
Total liabilities measured at fair value		$18,314	$—	$—	$18,314
	December 31, 2021
	Frequency of Measurement	Total	Level 1	Level 2	Level 3
Liabilities
SAFE Agreement liabilities	Recurring	$13,973	$—	$—	$13,973
Total liabilities measured at fair value		$13,973	$—	$—	$13,973

The following tables provides a rollforward of the Company’s SAFE Agreement liabilities discussed in Note 8 — SAFE Agreements.

December 31, 2022
Balance, beginning December 31, 2021	$13,973
Additions	4,250
Change in fair value	91
Balance December 31, 2022	$18,314

The fair value of the SAFE Agreements under the equity financing scenario is estimated using a Monte Carlo simulation approach. The fair value of the SAFE Agreements under the liquidity event and dissolution event scenarios is estimated based on the present value of the purchase amount.

The unobservable inputs used in the fair value measurement of the Company’s SAFE Agreements are the probabilities of future scenarios, volatility, discount rate and risk-free rate. As of December 31, 2022, the probability of an equity financing was 0%, the probability of a liquidity event was 95% and the probability of a dissolution event was 5%. The value under the liquidity event and dissolution event scenarios is based on the present value of the purchase amount. The present value factors are estimated based on a 16.4% discount rate based on venture capital rates of return for December 31, 2022. The periods in which the scenarios are expected to occur for the liquidity event and dissolution events are 0.25 years and 1.0 year, respectively as of December 31, 2022.

As of December 31, 2021, the probability of an equity financing was 45.0%, the probability of a liquidity event was 50.0% and the probability of a dissolution event was 5.0%. As of December 31, 2021, the volatility utilized in the Monte Carlo simulation is 65.0%. The value under the liquidity event and dissolution event scenarios is based on the present value of the purchase amount. The present value factors are estimated based on a 9.6% discount rate based on venture capital rates of return for December 31, 2021. The periods in which the scenarios are expected to occur for the equity financing, liquidity event, and dissolution events are 0.5 years, 1.0 year, and 2.0 years, respectively as of December 31, 2021.